DERIVATIVES AND HEDGING INSTRUMENTS - Derivative Financial Instruments, Designated As Cash Flow Hedges (Details) - Interest Rate Swap - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Cash Flow Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount		$ 1,500,000,000		$ 1,500,000,000
Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount	$ 1,500,000,000
Weighted-Average Fixed Rate of Interest at December 31, 2024	4.26%	4.26%
Derivative liability, subject to master netting arrangement, before offset	$ 17,384,000	$ 7,768,000	$ 28,187,000